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--------------------------------------------------------------------------------


                                 ANNUAL REPORT
                               DECEMBER 31, 1997



--------------------------------------------------------------------------------

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                              VALUE
SHARES                                      (Note 1)
------                                      --------

COMMON STOCKS (88.3%)
         ADVERTISING (0.4%)
 8,800   Mastering*......................  $    80,300
                                           -----------
         AUTOMOTIVE (2.4%)
 4,800   Bandag, Class A.................      229,800
 8,900   Exide...........................      230,288
                                           -----------
                                               460,088
                                           -----------
         BANKING (4.2%)
 1,000   Bank United, Class A............       48,938
 9,600   Dime Bancorp....................      290,400
12,600   Golden State Bancorp*...........      470,925
                                           -----------
                                               810,263
                                           -----------
         BEVERAGES, FOOD & TOBACCO (3.3%)
 9,000   DiMon...........................      236,250
13,000   Ralcorp Holdings*...............      220,188
 4,000   Robert Mondavi, Class A*........      195,000
                                           -----------
                                               651,438
                                           -----------
         BUILDING MATERIALS (2.8%)
10,000   Calmat..........................      278,750
 7,100   Martin Marietta Materials.......      259,587
                                           -----------
                                               538,337
                                           -----------
         CHEMICALS (2.7%)
14,400   Calgon Carbon...................      154,800
 7,400   Standard Products...............      189,625
11,500   Vivid Technologies*.............      182,563
                                           -----------
                                               526,988
                                           -----------
         COMMERCIAL SERVICES (8.9%)
 6,000   Administaff*....................      155,250
 5,000   Advance Paradigm*...............      158,750
11,500   A. C. Nielson*..................      280,313
 9,000   Boron Lepore & Associates*......      247,500
13,500   Metromail*......................      241,313
 3,700   National Service Industries.....      183,381
 5,000   Stewart Enterprises.............      233,125
 6,200   Wallace Computer Services.......      241,025
                                           -----------
                                             1,740,657
                                           -----------
         COMMUNICATIONS (2.0%)
 6,700   Cable Design Technologies*......      260,463
 8,000   Geotel Communications Group*....      125,000
                                           -----------
                                               385,463
                                           -----------
         COMPUTERS & INFORMATION (6.5%)
 8,000   EMC*............................      219,500
12,200   Gerber Scientific...............      242,475
25,300   Intergraph*.....................      253,000
 5,500   Saville Systems, ADR*...........      228,250
18,500   Scitex*.........................      223,156
 2,500   Sterling Commerce*..............       96,094
                                           -----------
                                             1,262,475
                                           -----------
         COMPUTER SOFTWARE & PROCESSING (9.7%)
 5,000   Cambridge Technology Partners*..      208,125
 3,000   CBT Group*......................      246,375
 7,500   Devry*..........................      239,063
 5,000   HNC Software*...................      215,000
 5,000   Keane*..........................      203,125
 4,100   Policy Management System*.......      285,206

         COMPUTER SOFTWARE &
           PROCESSING--CONTINUED
20,000   PSW Technologies*...............  $   290,000
 5,000   Wind River Systems*.............      198,438
                                           -----------
                                             1,885,332
                                           -----------
         ELECTRONICS (3.6%)
 3,900   Commscope*......................       52,406
12,600   Magnetek*.......................      245,700
 2,310   Sanmina*........................      156,503
 8,000   Sipex Corporation*..............      242,000
                                           -----------
                                               696,609
                                           -----------
         ENTERTAINMENT & LEISURE (0.4%)
 2,000   Cinar Films, Class B*...........       77,750
                                           -----------
         FINANCIAL SERVICES (5.1%)
 5,375   First Security..................      225,078
10,300   Life USA Holdings*..............      173,813
 5,600   Meditrust.......................      205,100
 2,600   Seacor Smit*....................      156,650
13,500   T&W Financial*..................      224,438
                                           -----------
                                               985,079
                                           -----------
         HEALTH CARE PROVIDERS (0.6%)
12,000   Dianon Systems*.................      112,500
                                           -----------
         HEAVY INDUSTRY (2.9%)
13,000   Comfort Systems USA*............      256,750
 8,059   Flowserve.......................      225,148
 5,200   Global Industrial
           Technologies*.................       88,075
                                           -----------
                                               569,973
                                           -----------
         HOME CONSTRUCTION, FURNISHINGS &
           APPLIANCES (2.2%)
 4,200   Herman Miller...................      229,163
 4,600   LA-Z-Boy Chair..................      198,375
                                           -----------
                                               427,538
                                           -----------
         INDUSTRIAL (3.3%)
 8,000   CN Bioscience*..................      200,000
 6,000   General Cable...................      217,125
 5,600   Wesley Jessen Visioncare*.......      218,400
                                           -----------
                                               635,525
                                           -----------
         INSURANCE (1.2%)
 2,800   HSB Group.......................      154,525
 6,100   Willis Coroon Group, ADR........       75,106
                                           -----------
                                               229,631
                                           -----------
         MEDIA--BROADCASTING &
           PUBLISHING (4.4%)
 5,000   American Radio Systems*.........      266,563
 2,300   Central Newspapers, Class A.....      170,056
17,600   Hollinger International.........      246,400
 5,600   Lee Enterprises.................      165,550
                                           -----------
                                               848,569
                                           -----------
         MEDICAL (0.9%)
10,000   Atria Communities*..............      171,250
                                           -----------
         MEDICAL SUPPLIES (2.0%)
 7,500   EG&G............................      156,094
14,400   Elsag Bailey*...................      237,600
                                           -----------
                                               393,694
                                           -----------
         METALS (0.9%)
 4,100   Harsco..........................      176,813
                                           -----------

    The accompanying notes are an integral part of the financial statements.

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

                                              VALUE
SHARES                                      (Note 1)
------                                     -----------
         OIL & GAS (4.0%)
 6,500   Equitable Resources.............  $   229,938
24,000   Grey Wolf*......................      129,000
 7,200   Nabors Industries*..............      226,350
 5,000   Natural Gas Clearinghouse.......       87,500
 7,000   Quaker State....................       99,750
                                           -----------
                                               772,538
                                           -----------
         PHARMACEUTICALS (2.1%)
 7,700   Chirex*.........................      135,713
14,000   Digene*.........................      120,750
20,000   Sequus Pharmaceuticals*.........      148,750
                                           -----------
                                               405,213
                                           -----------
         REAL ESTATE (1.4%)
 6,000   CCA Prison Realty Trust.........      267,750
                                           -----------
         RETAILERS (2.4%)
34,000   Charming Shoppes................      159,375
 6,800   Stanhome........................      174,675
 6,300   Zale............................      144,900
                                           -----------
                                               478,950
                                           -----------
         TELEPHONE SYSTEMS (0.6%)
 5,000   Startec Global Communication*...      111,875
                                           -----------
         TEXTILES, CLOTHING & FABRICS (1.9%)
 7,000   Albany International............      161,000
18,200   Stride Rite.....................      218,400
                                           -----------
                                               379,400
                                           -----------

         TRANSPORTATION (5.5%)
 6,400   Alexander & Baldwin.............  $   174,800
15,200   Fritz Companies*................      211,850
10,400   JB Hunt Transportation
           Services......................      195,000
 8,500   Knightsbridge Tankers...........      240,656
 9,700   Newport News Shipbuilding.......      246,744
                                           -----------
                                             1,069,050
                                           -----------
TOTAL COMMON STOCKS (COST $14,331,373)...
                                            17,151,048
                                           -----------
TOTAL INVESTMENTS AT VALUE (88.3%)
(COST $14,331,373) (A)...................   17,151,048
CASH AND OTHER ASSETS
NET OF LIABILITIES (11.7%)...............    2,265,902
                                           -----------
NET ASSETS (100.0%)......................  $19,416,950
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
   * Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $14,331,750, resulting in gross unrealized appreciation and depreciation of $3,081,914 and $262,616, respectively, and net unrealized appreciation of $2,819,298.
ADR - American Depositary Receipt

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                           VALUE
  SHARES                                   (Note 1)
  ------                                   --------

COMMON STOCKS (91.7%)
             AUSTRALIA (0.5%)
         1   Broken Hill Proprietary.....  $         9
     1,900   Erste Banks*................       94,688
                                           -----------
                                                94,697
                                           -----------
             BRAZIL (1.7%)
     2,700   Centrais Electricas
               Brasileiras, ADR..........       68,950
     3,900   Cia Paranaense Energy,
               ADR.......................       53,381
     8,200   Cia Vale Do Rio Doce........      164,952
       400   Telecomunicacoes
               Brasileiras, ADR..........       46,575
                                           -----------
                                               333,858
                                           -----------
             CANADA (3.2%)
     1,695   BCE.........................       56,751
     4,693   Canadian Imperial Bank......      146,128
       600   Newbridge Network*..........       21,096
       300   Northern Telecom............       26,743
     4,650   Petro-Canada................       85,409
     2,771   Royal Bank of Canada........      146,863
     2,900   Suncor......................       99,430
     1,410   Talisman Energy*............       41,931
                                           -----------
                                               624,351
                                           -----------
             CHILE (1.0%)
     2,195   Chilgener...................  $    56,066
     4,495   Compania De
               Telecomunicaciones........      134,288
                                           -----------
                                               190,354
                                           -----------
             DENMARK (0.8%)
       393   Den Danske Bank.............       52,386
     6,755   Sas Danmark.................       98,623
                                           -----------
                                               151,009
                                           -----------
             FINLAND (0.7%)
     3,918   Pohjola Insurance,
               Class B...................      145,295
                                           -----------
             FRANCE (12.7%)
       674   Accor.......................      125,356
     2,529   Alcatel Alsthom.............      321,563
     3,044   AXA.........................      235,617
     2,811   Banque National De Paris....      149,462
     2,547   Cap Gemini..................      208,916
     3,445   Credit Commercial De
               France....................      236,194
     5,203   France Telecom*.............      188,783
     3,423   Lagardere Groupe............      113,218

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

                                            VALUE
  SHARES                                   (Note 1)
  ------                                   --------
             FRANCE--CONTINUED
     4,632   Renault*....................  $   130,341
     7,019   Rhone Poulenc...............      314,522
     1,562   Societe National
               Elf-Aquitaine.............      181,734
     1,541   Suez Lyonnaise Des Eaux-
               Dumex.....................      170,582
     1,286   Total S.A., Series B........      140,003
                                           -----------
                                             2,516,291
                                           -----------
             GERMANY (4.2%)
     3,128   Bayerische Vereinsbank......      204,764
       510   Mannesmann..................      257,836
     3,660   Rhein-Westfael
               Elektricitaet.............      196,435
     1,693   Schering....................      163,368
                                           -----------
                                               822,403
                                           -----------
             GREAT BRITAIN (28.2%)
     3,300   Airtours....................       67,238
    10,300   Allied Irish Banks..........       98,282
    15,071   Amvesco.....................      128,963
    71,109   Avis Europe.................      203,306
    20,731   Boots.......................      298,572
     9,794   British Aerospace...........      279,214
    39,132   British Gas.................      176,182
    16,773   British Petroleum...........      222,000
    14,400   Compass Group...............      177,224
    17,700   CRH.........................      205,331
     3,940   GKN.........................       80,731
    11,394   Glaxo Wellcome..............      271,747
    18,928   Great Universal Stores......      238,549
    13,530   JJB Sports..................      146,063
    19,879   Lloyds TSB Group............      258,720
     7,264   Mercury Assets Management...      202,939
    12,124   National Westminster........      202,801
    17,817   Next........................      203,457
    15,614   Railtrack Group.............      248,095
    31,163   Royal & Sun Alliance
               Insurance Group...........      313,890
    26,004   Sainsbury(J)................      217,488
    32,453   Shell Transport & Trading...      227,698
     3,871   Siebe.......................       76,010
    24,324   Tesco.......................      197,842
    24,192   Unilever....................      208,176
     5,700   Virgin Express Holdings,
               ADR*......................      118,275
    40,194   Vodafone Group..............      289,937
    44,887   WPP Group...................      197,666
                                           -----------
                                             5,556,396
                                           -----------
             IRELAND (1.2%)
    15,150   Bank Of Ireland.............      232,507
                                           -----------
             ISRAEL (0.7%)
     3,470   ECI Telecommunications......       88,485
       220   Geotek Communications.......          337
     1,050   Teva Pharmaceutical
               Industries, ADR...........       49,678
                                           -----------
                                               138,500
                                           -----------
             ITALY (5.8%)
     9,275   Assicurazione Generali......      228,365
    90,762   Credito Italiano............      280,910
   192,863   Montedison..................      173,009

             ITALY--CONTINUED
    30,221   Stet RISP...................  $   132,866
    47,082   Telecom Italia Mobile.......      217,355
    18,840   Telecom Italia..............      120,585
                                           -----------
                                             1,153,090
                                           -----------
             JAPAN (8.4%)
       900   Acom........................       49,627
     1,700   Aoyama Trading..............       28,773
     4,000   Bank of Tokyo...............       55,141
     4,000   Bridgestone.................       86,693
     3,000   Canon.......................       69,845
     7,000   Fujitsu.....................       75,053
     2,000   Fuji........................       76,584
     2,000   Honda Motor.................       73,368
         4   Japan Tobacco...............       28,367
     4,000   Kao.........................       57,591
     1,100   Konami Company..............       27,042
     6,000   Minebea.....................       64,331
     4,000   Mitsubishi Estate...........       43,500
     5,000   Mitsubishi Trust............       50,163
       500   Nintendo....................       49,397
     4,000   Nippon Comsys...............       49,320
        16   Nippon Telegraph and
               Telephone.................       68,620
       190   Nippon Television Network...       55,730
     2,000   Nomura Securities...........       26,651
       810   Promise Company.............       44,912
     1,000   Rohm Company................      101,857
     1,000   Sankyo......................       22,592
     6,000   Sekisui House...............       38,553
       900   Sony........................       79,954
     1,000   TDK.........................       75,359
     3,000   Terumo......................       44,113
     2,800   Tokyo Elec Power............       51,036
     4,000   Toyota Motor................      114,570
     2,000   Yamanouchi Pharmaceutical...       42,887
                                           -----------
                                             1,651,629
                                           -----------
             MEXICO (3.2%)
    17,108   Cemex, Class B*.............       90,940
    28,895   Fomento Economico
               Mexicano..................      232,363
    39,085   Kimberly-Clark Mexico,
               Series A..................      185,001
     2,200   Telefonos De Mexico.........      123,338
                                           -----------
                                               631,642
                                           -----------
             NETHERLANDS (4.1%)
     1,038   Ahrend......................       32,628
     2,226   Benckiser*..................       92,160
     5,717   Ing Groep...................      240,924
     3,893   Koninklijke PTT
               Nederland NV..............      162,521
     1,792   Philips Electronics.........      107,529
     6,070   Verenigde Nederlandse.......      171,332
                                           -----------
                                               807,094
                                           -----------
             NORWAY (0.1%)
     1,961   Sas Norge, Class B..........       27,358
                                           -----------
             PORTUGAL (0.5%)
     1,300   Portugal Telecom, ADR.......       61,100
       800   Portugal Telecom............       37,120
                                           -----------
                                                98,220
                                           -----------

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

                                            VALUE
  SHARES                                   (Note 1)
  ------                                   --------
             RUSSIA (0.8%)
       550   AO Tatneft..................  $    78,161
     7,000   JSC Surgutneftegaz..........       71,548
                                           -----------
                                               149,709
                                           -----------
             SOUTH AFRICA (0.0%)
         1   South African Breweries,
               ADR.......................           25
                                           -----------
             SPAIN (1.4%)
     3,103   Banco Popular Espanola......      216,915
     1,370   Sol Melia...................       54,854
                                           -----------
                                               271,769
                                           -----------
             SWEDEN (3.3%)
     1,658   Electrolux..................      115,104
    26,883   Nordbanken Holding*.........      152,082
     2,941   Skandia Forsakrings.........      138,772
    10,403   Sparbanken Sverige..........      236,587
                                           -----------
                                               642,545
                                           -----------
             SWITZERLAND (8.4%)
        30   Julius Baer Holdings........       55,595
        61   Kuoni Reisen Holdings.......      228,382
       124   Liechtenstein Global
               Trust.....................       76,739
       239   Novartis....................      388,813
       276   Rentenenstalt...............      216,482
        30   Roche Holding...............      148,784
       109   Sairgroup*..................      149,075
       544   Schweizerische
               Bankverein*...............      168,890
        78   Swiss Reinsurance...........      145,722
        60   Union Bank of Switzerland...       86,655
                                           -----------
                                             1,665,137
                                           -----------

             UNITED STATES (0.4%)
     2,300   Lukoil Holdings.............  $    71,390
                                           -----------
             VENEZUELA (0.4%)
     2,200   Cia Anonima Telef De
               Venezuela.................       91,575
                                           -----------
TOTAL COMMON STOCKS (COST $16,740,223)...   18,066,844
                                           -----------
PREFERRED STOCKS (2.8%)
             GERMANY (2.8%)
     4,155   Henkel......................      262,287
       872   Sap AG Vorzug...............      285,413
                                           -----------
TOTAL PREFERRED STOCKS (COST $458,852)...      547,700
                                           -----------
TOTAL INVESTMENTS AT VALUE (94.5%) (COST
$17,199,075) (a).........................   18,614,544
CASH AND OTHER ASSETS NET OF LIABILITIES
(5.5%)...................................    1,088,187
                                           -----------
NET ASSETS (100.0%)......................  $19,702,731
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
   * Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $17,343,781, resulting in gross unrealized appreciation and depreciation of $1,737,547 and $466,784, respectively, and net unrealized appreciation of $1,270,763.
ADR - American Depositary Receipt
RISP - Risparmio (Italian "Savings Shares")

--------------------------------------------------------------------------------
BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                             VALUE
  SHARES                                    (Note 1)
  ------                                    --------
COMMON STOCKS (57.4%)
             ADVERTISING (1.6%)
     8,000   WPP Group...................  $   361,000
                                           -----------
             AEROSPACE & DEFENSE (3.1%)
     6,100   Boeing......................      298,519
     3,900   Lockheed Martin.............      384,150
                                           -----------
                                               682,669
                                           -----------
             AIRLINES (1.6%)
     2,800   AMR*........................      359,800
                                           -----------
             BANKING (3.0%)
     2,900   Citicorp....................      366,669
       900   Wells Fargo.................      305,494
                                           -----------
                                               672,163
                                           -----------
             BEVERAGES, FOOD &
               TOBACCO (2.6%)
     6,500   Diageo......................      246,188
     6,800   McDonald's..................      324,700
                                           -----------
                                               570,888
                                           -----------
             CHEMICALS (2.4%)
    13,000   Monsanto....................      546,000
                                           -----------
             COMPUTERS & INFORMATION (1.2%)
     9,400   EMC*........................  $   257,913
                                           -----------
             ELECTRONICS (9.0%)
     8,900   Adaptec*....................      330,413
     3,800   Avnet.......................      250,800
    20,133   Commscope*..................      270,537
    20,600   Nextlevel Systems*..........      368,225
     6,600   Solectron*..................      274,313
    12,900   Ucar International*.........      515,194
                                           -----------
                                             2,009,482
                                           -----------
             ENTERTAINMENT & LEISURE (3.2%)
     9,400   Polaroid....................      457,663
     4,000   Time Warner.................      248,000
                                           -----------
                                               705,663
                                           -----------
             FINANCIAL SERVICES (10.7%)
    14,400   Countrywide Credit..........      617,400
     3,600   Federal National Mortgage
               Association...............      205,425
     8,000   Renaissancere Holdings......      353,000
    18,900   Sabre Group Holding*........      545,738

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

                                             VALUE
  SHARES                                    (Note 1)
  ------                                   ---------

             FINANCIAL
               SERVICES--CONTINUED
     9,200   Security Capital Group,
               Class B*..................  $   299,000
    15,300   Security Capital Industrial
               Trust.....................      380,588
                                           -----------
                                             2,401,151
                                           -----------
             HEALTH CARE PROVIDERS (1.8%)
    11,800   Tenet Healthcare*...........      390,875
                                           -----------
             HEAVY INDUSTRY (3.4%)
     4,900   Caterpillar.................      237,956
    15,100   Lucasvarity.................      526,613
                                           -----------
                                               764,569
                                           -----------
             INDUSTRIAL (1.6%)
     4,700   Armstrong World
               Industries................      351,325
                                           -----------
             LODGING (1.1%)
    16,800   Homestead Village
               Property*.................      253,050
                                           -----------
             METALS (1.1%)
     9,300   Allegheny Teledyne..........      240,630
                                           -----------
             OIL & GAS (2.3%)
     8,500   Anadarko Petroleum..........      515,844
                                           -----------
             REAL ESTATE (1.5%)
     9,900   Oakwood Homes...............      328,556
                                           -----------
             TELEPHONE SYSTEMS (2.3%)
     8,700   Sprint......................      510,038
                                           -----------
             TEXTILES, CLOTHING &
               FABRICS (2.9%)
    34,200   Shaw Industries.............      397,575
     6,000   Unifi.......................      244,125
                                           -----------
                                               641,700
                                           -----------
             TRANSPORTATION (1.0%)
     8,300   Canadian Pacific............      226,175
                                           -----------
TOTAL COMMON STOCKS (COST $11,736,957)...   12,789,491
                                           -----------

PRINCIPAL
 AMOUNT
---------

CORPORATE BONDS (12.4%)
             BANKING (3.3%)
$  100,000   Bankers Trust-NY, 7.125%,
               03/15/06..................      102,880
   250,000   BB&T, 7.25%, 06/15/07.......      263,025
   250,000   Chase Manhattan, 7.25%,
               06/01/07..................      262,096
   806,615   Nykredit, 6.00%, 10/01/26...      114,797
                                           -----------
                                               742,798
                                           -----------
             BEVERAGES, FOOD &
               TOBACCO (0.7%)
   160,000   Coca-Cola Femsa, 8.95%,
               11/01/06..................      166,888
                                           -----------
             CHEMICALS (0.5%)
   100,000   Belo, 6.875%, 06/01/02......      101,704
                                           -----------
             ELECTRIC UTILITIES (1.0%)
   215,000   Financiera Energy, 9.375%,
               06/15/06..................      216,679
                                           -----------

PRINCIPAL                                   VALUE
 AMOUNT                                    (Note 1)
----------                                 --------

CORPORATE BONDS--CONTINUED
             FINANCIAL SERVICES (3.4%)
$   20,000   Access Financial, 7.10%,
               05/15/21..................  $    20,425
   250,000   Bonos Del Tesoro, 8.75%,
               05/09/02..................      236,405
    40,000   G.E. Capital Management
               Service, 6.50%,
               11/25/23..................       36,903
    44,500   G.E. Capital Management
               Service, 6.50%,
               03/25/24..................       43,065
   300,000   New Brunswick, 7.125%,
               10/01/02..................      312,396
   120,000   Paine Webber Group, 7.00%,
               03/01/00..................      121,613
                                           -----------
                                               770,807
                                           -----------
             METALS (1.4%)
   300,000   AK Steel, 9.125%,
               12/15/06..................      307,500
                                           -----------
             OIL & GAS (0.7%)
   150,000   Petroleos Mexicanos, 8.85%,
               09/15/07..................      148,500
                                           -----------
             RETAILERS (1.4%)
   300,000   Rite Aid, 7.125%,
               01/15/07..................      311,722
                                           -----------
TOTAL CORPORATE BONDS
(COST $2,749,445)........................    2,766,598
                                           -----------
MORTGAGE BACKED SECURITIES (0.7%)
    35,000   Federal National Mortgage
               Association, 6.15%,
               10/25/07..................       34,984
     9,359   Federal National Mortgage
               Association, 5.00%,
               10/25/03..................        9,317
    40,000   Merrill Lynch Mortgage
               Investment, 7.09%,
               12/26/25..................       40,800
     2,566   Merrill Lynch Mortgage
               Investment, 9.70%,
               07/15/10..................        2,613
    23,825   Merrill Lynch Mortgage
               Investment, 7.65%,
               01/15/12..................       24,370
    50,000   Prudential Home Mortgage
               Securities, 6.25%,
               04/25/24..................       45,950
                                           -----------
TOTAL MORTGAGE BACKED SECURITIES
(COST $154,006)..........................      158,034
                                           -----------
MUNICIPAL BONDS (1.4%)
    40,000   Baltimore Community
               Development Financing,
               8.20%, 08/15/07...........       44,000
    15,000   Colorado Housing Finance
               Authority, 8.00%,
               08/01/02 .................       15,009
    20,000   Michigan State Job
               Development Authority,
               7.10%, 05/01/98...........       20,076
    65,000   New York City, New York,
               General Obligation, 0.00%,
               11/15/14..................       53,056

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997


PRINCIPAL                                     VALUE
  AMOUNT                                    (Note 1)
---------                                   --------
MUNICIPAL BONDS--CONTINUED
$   10,000   New York City, New York,
               General Obligation, 9.75%,
               08/15/12..................  $    10,825
    40,000   New York State Housing
               Finance Agency Service,
               7.50%, 09/15/03...........       41,050
    50,000   Ohio Housing Financial
               Agency, 7.90%, 10/01/14...       53,188
    30,000   Oklahoma City Airport,
               9.40%, 11/01/10...........       33,713
    40,000   Oregon State General
               Obligation, 6.90%,
               01/01/00..................       40,267
                                           -----------
TOTAL MUNICIPAL BONDS
(COST $293,618)..........................      311,184
                                           -----------
SOVEREIGN GOVERNMENT OBLIGATIONS (2.1%)
             AUSTRALIA (1.2%)
   390,000   Treasury Corp of Victoria,
               7.50%, 08/15/08...........      272,358
                                           -----------
             UNITED KINGDOM (0.9%)
   105,000   UK Treasury, 8.00%,
               12/07/15..................      204,459
                                           -----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $494,167)..........................      476,817
                                           -----------
U.S. TREASURY OBLIGATIONS (20.2%)
   575,000   US Treasury Bond, 6.75%,
               08/15/26..................      633,213
   175,000   US Treasury Bond, 7.25%,
               08/15/22..................      202,125
   840,000   US Treasury Note, 7.25%,
               08/15/04..................      907,939
   700,000   US Treasury Note, 5.75%,
               08/15/03..................      700,161

                                              VALUE
  SHARES                                    (Note 1)
----------                                 -----------
U.S. TREASURY OBLIGATIONS--CONTINUED
   605,000   US Treasury Note, 6.25%,
               04/30/01..................  $   614,347
   300,000   US Treasury Note, 7.00%,
               07/15/06..................      323,906
   765,000   US Treasury Note, 6.125%,
               08/31/98..................      767,547
   345,000   US Treasury Note, 5.75%,
               10/31/00..................      345,321
                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST
$4,385,300)..............................    4,494,559
                                           -----------

  UNITS
---------
WARRANTS (0.0%)
             FINANCIAL SERVICES (0.0%)
     1,056     Security Capital Group,
               0.00%.....................        5,544
                                           -----------
TOTAL INVESTMENTS AT VALUE (94.2%) (COST
$19,813,493)(A)..........................   21,002,227
CASH AND OTHER ASSETS NET OF LIABILITIES
(5.8%)...................................    1,284,840
                                           -----------
NET ASSETS (100.0%)......................  $22,287,067
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
   * Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $19,813,493, resulting in gross unrealized appreciation and depreciation of $1,434,330 and $245,596, respectively, and net unrealized appreciation of $1,188,734.

--------------------------------------------------------------------------------
INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

PRINCIPAL                                    VALUE
  AMOUNT                                    (Note 1)
---------                                   --------
CORPORATE BONDS (41.0%)
             BEVERAGES, FOOD & TOBACCO
               (1.5%)
$  400,000   Specialty Foods, 11.125%,
               10/01/02..................  $   405,000
                                           -----------
             CASINOS (1.1%)
   300,000   Trump Atlantic City, 11.25%,
               05/01/06..................      292,500
                                           -----------
             CHEMICALS (4.9%)
   300,000   Climachem, 10.75%,
               12/01/07..................      309,000
   500,000   Panoceanic Bulk, 12.00%,
               12/15/07..................      492,500
   500,000   Perry-Judd, 10.625%,
               12/15/07..................      520,000
                                           -----------
                                             1,321,500
                                           -----------
             COMMERCIAL SERVICES (1.2%)
   300,000   RCN, 10.00%, 10/15/07.......      311,250
                                           -----------
             COMPUTER SOFTWARE &
               PROCESSING (1.1%)
   300,000   Details, 10.00%, 11/15/05...      306,750
                                           -----------
             ELECTRONICS (1.2%)
   300,000   High Voltage Engineering,
               10.50%, 08/15/04..........      311,250
                                           -----------
             ENTERTAINMENT & LEISURE
               (3.1%)
   880,000   Pen-Tab Industries, 10.875%,
               02/01/07..................      844,800
                                           -----------
             FOOD RETAILERS (3.4%)
   500,000   Pantry, 10.25%, 10/15/07....      510,000
   400,000   Richmont Marketing Special,
               10.125%, 12/15/07.........      405,000
                                           -----------
                                               915,000
                                           -----------
             FOREST PRODUCTS & PAPER (0.9%)
   250,000   Riverwood International,
               10.625%, 08/01/07.........      253,750
                                           -----------

    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (Note 1)
---------                                   --------
             HEAVY INDUSTRY (2.0%)
$  300,000   Advanced Accesory Systems,
               9.75%, 10/01/07...........  $   294,750
   250,000   United Auto Group, 11.00%,
               07/15/07..................      246,250
                                           -----------
                                               541,000
                                           -----------
             HOME CONSTRUCTION,
               FURNISHINGS & APPLIANCES (1.5%)
   400,000   Sealy Mattress, 9.875%,
               12/15/07..................      410,000
                                           -----------
             INDUSTRIAL (6.9%)
   300,000   Iowa Select Farms, 10.75%,
               12/01/05..................      307,875
   300,000   Tuesday Morning, 11.00%,
               12/15/07..................      301,500
   500,000   Viasystems, 9.75%,
               06/01/07..................      516,875
   400,000   Walbro, 10.125%, 12/15/07...      410,000
   300,000   Werner Holdings, 10.00%,
               11/15/07..................      307,500
                                           -----------
                                             1,843,750
                                           -----------
             MEDIA--BROADCASTING &
               PUBLISHING (1.7%)
   400,000   Frontiervision, 11.00%,
               10/15/06..................      444,000
                                           -----------
             OIL & GAS (3.1%)
   500,000   Elgin National Industries,
               11.00%, 11/01/07..........      518,750
   300,000   Panaco, 10.625%, 10/01/04...      303,000
                                           -----------
                                               821,750
                                           -----------
             RETAILERS (1.9%)
   500,000   Big 5, 10.875%, 11/15/07....      497,500
                                           -----------
             TELEPHONE SYSTEMS (5.5%)
   350,000   Hyperion Telecom, 12.25%,
               09/01/04..................      386,750
   300,000   Iridium LLC/Capital, 14.00%,
               07/15/05..................      325,500
   400,000   Orion Network, 11.25%,
               01/15/07..................      454,000
   300,000   Primus Telecommunications,
               11.75%, 08/01/04..........      322,500
                                           -----------
                                             1,488,750
                                           -----------
TOTAL CORPORATE BONDS
(COST $10,737,381).......................   11,008,550
                                           -----------
EUROBONDS (19.3%)
             BRAZIL (2.0%)
   600,000   Paging Network De Brazil,
               13.50%, 06/06/05..........      546,000
                                           -----------
             DOMINICAN REPUBLIC (1.1%)
   300,000   Tricom, 11.375%, 09/01/04...      291,750
                                           -----------
             ECUADOR (3.0%)
   400,000   Conecel Holdings, 14.00%,
               10/01/00..................      400,000
   400,000   Conecel, 14.00%, 05/01/02...      404,000
                                           -----------
                                               804,000
                                           -----------
             GREAT BRITAIN (1.1%)
   300,000   Dialog, 11.00%, 11/15/07....      311,250
                                           -----------
             HONG KONG (1.9%)
   600,000   GS Superhighway Holdings,
               10.25%, 08/15/07..........      522,000
                                           -----------
             INDIA (1.0%)
   500,000   Nippon Denro Ispat, 3.00%,
               04/01/01..................      270,000
                                           -----------
             NETHERLANDS (6.9%)
   500,000   DGS International Finance,
               10.00%, 06/01/07..........      425,000
   750,000   Indah Kiat Fin Mauritius,
               10.00%, 07/01/07..........      630,000
   500,000   Netia Holdings, 10.25%,
               11/01/07..................      477,500
   500,000   PTC International Finance
               (Zero Coupon until
               07/01/02, 10.75%
               thereafter)(c), 0.00%,
               07/01/07..................      325,000
                                           -----------
                                             1,857,500
                                           -----------
             PANAMA (1.6%)
   500,000   CSN Iron, 9.125%, 06/01/07..      423,390
                                           -----------
             THAILAND (0.7%)
 1,750,000   NTS Steel Group Public,
               4.00%, 12/16/08...........      175,000
                                           -----------
TOTAL EUROBONDS
(COST $5,991,536)........................    5,200,890
                                           -----------
SOVEREIGN GOVERNMENT OBLIGATIONS (14.0%)
             ARGENTINA (2.2%)
   672,000   Argentina, 6.688%,
               03/31/05..................      601,440
                                           -----------
             NIGERIA (0.7%)
   250,000   Central Bank of Nigeria,
               6.25%, 11/15/20...........      173,450
                                           -----------
             RUSSIA (5.2%)
 2,250,000   Russia-Principal Loan(b),
               6.719%, 12/15/20..........    1,392,300
                                           -----------
             TURKEY (1.9%)
   500,000   Republic of Turkey, 10.00%,
               09/19/07..................      503,100
                                           -----------
             VENEZUELA (4.0%)
   714,286   Republic of Venezuela, DCB,
               6.81%, 12/18/07...........      640,143
   500,500   Republic of Venezuela,
               9.25%, 09/15/27...........      449,449
                                           -----------
                                             1,089,592
                                           -----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $3,550,655)........................    3,759,882
                                           -----------
YANKEE BONDS                                   (10.0%)
             BRAZIL (2.9%)
   500,000   Tevecap, 12.625%,
               11/26/04..................      458,750
   350,000   TV Filme, 12.878%,
               12/15/04..................      327,208
                                           -----------
                                               785,958
                                           -----------
             INDONESIA (1.4%)
   500,000   FSW International, 12.50%,
               11/01/06..................      380,000
                                           -----------

    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (Note 1)
---------                                   --------
             MEXICO (5.7%)
$  700,000   Grupo Televisa (Zero Coupon
               until 05/15/01, 13.25%
               thereafter)(c), 0.00%,
               05/15/08..................  $   524,159
   500,000   Innova S. de R.L, 12.875%,
               04/01/07..................      505,000
   500,000   Transport Maritma, 10.00%,
               11/15/06..................      500,625
                                           -----------
                                             1,529,784
                                           -----------
TOTAL YANKEE BONDS
(COST $2,845,862)........................    2,695,742
                                           -----------
BRADY BONDS (9.6%)
             BULGARIA (3.2%)
   550,000   Government of Bulgaria,
               IAB(d), 6.69%, 07/28/11...      402,875
   600,000   Government of Bulgaria(d),
               6.69%, 07/28/24...........      462,000
                                           -----------
                                               864,875
                                           -----------
             ECUADOR (3.6%)
 1,250,000   Republic of Ecuador(d),
               3.50%, 02/28/25...........      682,750
   387,000   Republic of Ecuador(d),
               6.69%, 02/28/25...........      291,721
                                           -----------
                                               974,471
                                           -----------
             PERU (2.8%)
 1,250,000   Government of Peru, FLIRB,
               3.25%, 03/07/17(d)........      742,250
                                           -----------
TOTAL BRADY BONDS
(COST $2,353,687)........................    2,581,596
                                           -----------

  UNITS
----------
WARRANTS (0.0%)
             TELEPHONE SYSTEMS (0.0%)
       300   Primus Telecommunications,
               0.00%, 08/01/04...........        3,000
                                           -----------
TOTAL INVESTMENTS AT VALUE (93.9%)
(COST $25,479,121)(A)....................   25,249,660
CASH AND OTHER ASSETS
NET OF LIABILITIES (6.1%)................    1,629,751
                                           -----------
NET ASSETS (100.0%)......................  $26,879,411
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:

 (a) The aggregate identified cost for federal income tax purposes is $25,479,121, resulting in gross unrealized appreciation and depreciation of $883,918 and $1,113,379, respectively, and net unrealized depreciation of $(229,461).
 (b) A percentage of income is received in shares of certain securities.
 (c) Zero or step coupon.
 (d) Interest rate shown reflects current rate on instrument with variable or floating rates.
FLIRB - Front-Load Interest Reduction Bond

--------------------------------------------------------------------------------

STANDBY INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

PRINCIPAL                                      VALUE
 AMOUNT                                      (Note 1)
---------                                   -----------
ASSET BACKED SECURITIES (16.6%)
$700,000    CS First Boston, 6.32%,
              02/25/18....................  $   698,236
 479,055    Daimler-Benz, 5.85%,
              07/20/03....................      478,499
 574,562    First Security Auto Grantor
              Trust, 6.25%, 01/15/01......      575,338
  57,654    Honda Auto Receivables Grantor
              Trust, 6.20%, 12/15/00......       57,724
 600,000    Olympic Auto Trust, 5.85%,
              07/15/01....................      598,446
 497,672    Olympic Auto Trust, 6.95%,
              06/15/01....................      500,300
                                            -----------
TOTAL ASSET BACKED SECURITIES (COST
$2,909,063)...............................    2,908,543
                                            -----------
CORPORATE BONDS (9.2%)
            BANKING (4.0%)
$700,000    Credit Lyonnais (a), 6.75%,
              09/19/49....................  $   698,250
                                            -----------
            ELECTRIC UTILITIES (1.4%)
 250,000    Boston Edison, 5.95%,
              03/15/98....................      249,845
                                            -----------
            TELEPHONE SYSTEMS (3.8%)
 665,000    AT&T Capital, 5.87%,
              08/28/98....................      663,832
                                            -----------
TOTAL CORPORATE BONDS (COST $1,611,610)...
                                              1,611,927
                                            -----------
COMMERCIAL PAPER (73.3%)
 900,000    Autoliv, 5.94%, 01/16/98......      890,348
 840,000    Case Credit, 6.25%,
              01/29/98....................      833,729
 625,000    Cinergy, 6.12%, 01/28/98......      618,944
 735,000    Comdisco, 5.83%, 02/03/98.....      724,525
 800,000    Commonwealth Edison, 6.22%,
              01/13/98....................      795,992
 830,000    Conagra, 6.40%, 01/07/98......      827,639
 850,000    Hanson Financial, 6.15%,
              01/13/98....................      845,063
 250,000    ICI Chemical Delaware, 7.20%,
              01/09/98....................      249,150
 800,000    IES Diversified, 6.18%,
              01/30/98....................      793,683

    The accompanying notes are an integral part of the financial statements.

STANDBY INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
 AMOUNT                                      (Note 1)
--------                                     --------
COMMERCIAL PAPER--CONTINUED
$525,000    JB Hunt Transport, 5.80%,
              01/14/98....................  $   518,995
 785,000    Merrill Lynch, 6.03%,
              01/09/98....................      782,633
 800,000    Minnesota Power & Light,
              6.15%, 01/16/98.............      795,627
 770,000    Occidental Petroleum, 6.40%,
              01/15/98....................      767,947
 145,000    Pennsylvania Fuel, 7.00%,
              01/13/98....................      144,577
 515,000    Pennsylvania Fuel, 6.12%,
              01/22/98....................      510,623
 260,000    Pennsylvania Power & Light,
              6.80%, 01/12/98.............      259,362
 760,000    Ryder Systems, 5.80%,
              03/06/98....................      751,919
 600,000    Safeway Stores, 6.13%,
              01/07/98....................      597,346
 800,000    Textron Financial, 6.10%,
              01/14/98....................      795,524
 380,000    US West Capital Funding,
              6.15%, 01/16/98.............      377,663
                                            -----------
TOTAL COMMERCIAL PAPER (COST
$12,881,288)..............................   12,881,289
                                            -----------
TOTAL INVESTMENTS AT VALUE (99.1%) (COST
$17,401,961)(B)...........................   17,401,759
CASH AND OTHER ASSETS NET OF LIABILITIES
(0.9%)....................................      160,442
                                            -----------
NET ASSETS (100.0%).......................  $17,562,201
                                            ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
 (a) Interest rate shown reflects current rate on instrument with variable rate.
 (b) The aggregate identified cost for federal income tax purposes is $17,401,961, resulting in gross unrealized appreciation and depreciation of $959 and $1,161, respectively, and net unrealized depreciation of $(202).

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS VARIABLE INSURANCE TRUST
Statements of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

                                                  EMERGING      INTERNATIONAL                     INCOME         STANDBY
                                                   GROWTH          EQUITY         BALANCED      OPPORTUNITY      INCOME
                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                 -----------    -------------    -----------    -----------    -----------
ASSETS:
Investments, at value (Note 1) (a)               $17,151,048     $18,614,544     $21,002,227    $25,249,660    $17,401,759
Cash                                               2,116,582       2,230,160       1,108,532     2,234,737           1,846
Receivables for:
  Investments sold                                   254,361          47,363              --            --              --
  Fund shares sold                                    61,849          15,976          72,408        58,482          38,086
  Dividends and interest                              23,708          22,733         163,453       646,583          77,583
  Foreign tax reclaim                                    110          13,968             373            --              --
  Net unrealized gain on open forward
    currency contracts (Note 1)                           --             380          14,870            --              --
Deferred organization expenses (Note 1)                7,373           7,373           7,373         7,373           7,427
Reimbursement receivable from Sponsor (Note
  3)                                                   4,017         102,996          21,650         2,507          72,856
                                                 -----------     -----------     -----------    -----------    -----------
    Total assets                                  19,619,048      21,055,493      22,390,886    28,199,342      17,599,557
                                                 -----------     -----------     -----------    -----------    -----------
LIABILITIES:
Payable for investments purchased                    157,619       1,287,072          65,025     1,277,510              --
Payable for fund shares redeemed                          --              --              --            --           1,429
Other accrued expenses                                44,479          65,690          38,794        42,421          35,927
                                                 -----------     -----------     -----------    -----------    -----------
    Total liabilities                                202,098       1,352,762         103,819     1,319,931          37,356
                                                 -----------     -----------     -----------    -----------    -----------
NET ASSETS:                                      $19,416,950     $19,702,731     $22,287,067    $26,879,411    $17,562,201
                                                 ===========     ===========     ===========    ===========    ===========
Shares outstanding                                 1,260,959       1,640,973       1,592,899     2,439,073       1,755,724
                                                 ===========     ===========     ===========    ===========    ===========
Net asset value                                  $     15.40     $     12.01     $     13.99    $    11.02     $     10.00
                                                 ===========     ===========     ===========    ===========    ===========
(a) Cost of investments                          $14,331,373     $17,199,075     $19,813,493    $25,479,121    $17,401,961
                                                 ===========     ===========     ===========    ===========    ===========

Statements of Operations
For the year ended December 31, 1997
--------------------------------------------------------------------------------

                                                       EMERGING     INTERNATIONAL                    INCOME        STANDBY
                                                        GROWTH         EQUITY         BALANCED     OPPORTUNITY     INCOME
                                                      PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                      ----------    -------------    ----------    -----------    ---------
INVESTMENT INCOME (NOTE 1):
  Interest                                            $   69,919     $   81,871      $  381,574    $1,973,709     $813,493
  Dividends                                              105,090        197,309(a)       88,185            --           --
                                                      ----------     ----------      ----------    ----------     --------
Total investment income                                  175,009        279,180         469,759     1,973,709      813,493
                                                      ----------     ----------      ----------    ----------     --------
EXPENSES:
  Investment advisory fees (Note 2)                       98,956        135,300         103,999       108,452       34,222
  Administration and fund accounting fees                 64,999         80,001          64,999        64,999       64,999
  Custody fees                                            32,476        158,281          31,889        25,360       30,809
  Sponsor fee (Note 2)                                    24,658         28,492          26,691        33,342       27,365
  Audit fees                                              17,020         18,618          11,939        17,633       10,920
  Printing expense                                        13,232         16,785          12,737        15,533       17,763
  Amortization of organization expenses (Note 1)           3,906          3,906           3,906         3,906        3,931
  Trustee fees (Note 2)                                    2,101          1,895           1,857         2,159        1,947
  Miscellaneous expense                                   12,065         10,586          14,432        14,622       10,900
                                                      ----------     ----------      ----------    ----------     --------
    Total expenses                                       269,413        453,864         272,449       286,006      202,856
    Waiver of Sponsor fee (Note 2)                       (24,658)       (28,492)        (26,691)      (33,342)     (27,365)
    Reimbursement from Sponsor (Note 3)                 (102,973)      (247,296)       (125,649)     (110,959)    (107,078)
                                                      ----------     ----------      ----------    ----------     --------
    Net expenses                                         141,782        178,076         120,109       141,705       68,413
                                                      ----------     ----------      ----------    ----------     --------
NET INVESTMENT INCOME                                     33,227        101,104         349,650     1,832,004      745,080
                                                      ----------     ----------      ----------    ----------     --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments              1,327,486      1,133,852(b)    1,435,996(b)    191,074       (8,448)
  Net change in unrealized appreciation
    (depreciation) on investments                      2,197,739        577,604(c)      475,638(c)   (528,803)        (382)
                                                      ----------     ----------      ----------    ----------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)                3,525,225      1,711,456       1,911,634      (337,729)      (8,830)
                                                      ----------     ----------      ----------    ----------     --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                          $3,558,452     $1,812,560      $2,261,284    $1,494,275     $736,250
                                                      ==========     ==========      ==========    ==========     ========

---------------
(a) Net of foreign tax withholding of $22,995.
(b) Includes foreign currency transactions gains (losses) of ($93,168) for the International Equity Portfolio and $26,135 for the Balanced Portfolio.
(c) Includes change in unrealized gain on foreign currency transactions and other assets of $1,811 for International Equity Portfolio and $13,469 for Balanced Portfolio.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS VARIABLE INSURANCE TRUST
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           EMERGING GROWTH                     INTERNATIONAL EQUITY
                                                              PORTFOLIO                              PORTFOLIO
                                                      -------------------------              -------------------------
FOR THE YEARS ENDED DECEMBER 31,                         1997           1996                    1997           1996
-------------------------------                       -----------    ----------              -----------    ----------
OPERATIONS:
  Net investment income                               $    33,227    $   18,649              $   101,104    $   56,677
  Net realized gain (loss) on investments               1,327,486        46,078                1,133,852       142,359
  Net change in unrealized appreciation
   (depreciation) on investments                        2,197,739       352,244                  577,604       523,196
                                                      -----------    ----------              -----------    ----------
  Net increase in net assets resulting from
   operations                                           3,558,452       416,971                1,812,560       722,232
                                                      -----------    ----------              -----------    ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   (30,394)      (18,684)                 (70,264)      (54,999)
  Net realized capital gains                           (1,012,609)     (130,830)                (995,634)           --
  Distribution in excess of net investment income              --            --                       --        (2,423)
  Distribution in excess of capital gains                      --            --                       --            --
                                                      -----------    ----------              -----------    ----------
  Total dividends and distributions                    (1,043,003)     (149,514)              (1,065,898)      (57,422)
                                                      -----------    ----------              -----------    ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                            12,538,066     3,109,043               10,372,680     3,190,175
  Reinvestment of dividends                             1,043,003       149,514                1,065,898        57,422
  Cost of shares redeemed                              (2,450,901)     (369,358)              (1,240,789)     (368,758)
                                                      -----------    ----------              -----------    ----------
  Net increase from investors' transactions            11,130,168     2,889,199               10,197,789     2,878,839
                                                      -----------    ----------              -----------    ----------
Total changes in net assets                            13,645,617     3,156,656               10,944,451     3,543,649
                                                      -----------    ----------              -----------    ----------
NET ASSETS:
  Beginning of period                                   5,771,333     2,614,677                8,758,280     5,214,631
                                                      -----------    ----------              -----------    ----------
  End of period                                       $19,416,950    $5,771,333              $19,702,731    $8,758,280
                                                      ===========    ==========              ===========    ==========
NET ASSETS CONSIST OF:
Paid-in capital                                       $16,385,765    $5,255,597              $18,285,104    $8,087,315
Undistributed (distribution in excess of) net
  investment income                                         3,217           384                  (56,246)         (363)
Accumulated net realized gain (loss) on investments       208,293      (106,584)                  58,471      (166,470)
Net unrealized appreciation (depreciation) of
  investments                                           2,819,675       621,936                1,415,402       837,798
                                                      -----------    ----------              -----------    ----------
Net assets applicable to shares outstanding           $19,416,950    $5,771,333              $19,702,731    $8,758,280
                                                      ===========    ==========              ===========    ==========
SHARES OUTSTANDING (NOTE 1):
  Shares sold                                             892,720       259,365                  858,524       298,741
  Reinvestment of dividends                                69,673        12,297                   89,196         5,288
                                                      -----------    ----------              -----------    ----------
                                                          962,393       271,662                  947,720       304,029
  Shares redeemed                                        (174,447)      (30,567)                 (98,268)      (33,902)
                                                      -----------    ----------              -----------    ----------
  Net increase                                            787,946       241,095                  849,452       270,127
  Beginning of period                                     473,013       231,918                  791,521       521,394
                                                      -----------    ----------              -----------    ----------
  End of period                                         1,260,959       473,013                1,640,973       791,521
                                                      ===========    ==========              ===========    ==========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

            BALANCED               INCOME OPPORTUNITY             STANDBY INCOME
            PORTFOLIO                   PORTFOLIO                    PORTFOLIO
    -------------------------   -------------------------   ---------------------------
       1997           1996         1997           1996          1997           1996
    -----------    ----------   -----------    ----------   ------------    -----------
    $   349,650    $  116,070   $ 1,832,004    $  510,964   $    745,080    $   353,653
      1,435,996       138,439       191,074       339,888         (8,448)         3,871
        475,638       470,231      (528,803)      196,298           (382)       (14,556)
    -----------    ----------   -----------    ----------   ------------    -----------
      2,261,284       724,740     1,494,275     1,047,150        736,250        342,968
    -----------    ----------   -----------    ----------   ------------    -----------
       (350,429)     (115,048)   (1,814,515)     (466,250)      (745,079)      (353,721)
     (1,314,627)     (113,645)     (227,491)     (266,446)            --             --
         (5,844)           --            --            --             --         (1,813)
             --            --      (496,586)           --             --             --
    -----------    ----------   -----------    ----------   ------------    -----------
     (1,670,900)     (228,693)   (2,538,592)     (732,696)      (745,079)      (355,534)
    -----------    ----------   -----------    ----------   ------------    -----------
     13,559,392     3,195,328    19,127,540     4,765,192     19,020,895      4,294,599
      1,670,900       228,693     2,538,593       732,696        743,655        355,535
       (228,301)     (120,136)   (2,010,537)     (145,810)   (11,298,653)    (1,322,371)
    -----------    ----------   -----------    ----------   ------------    -----------
     15,001,991     3,303,885    19,655,596     5,352,078      8,465,897      3,327,763
    -----------    ----------   -----------    ----------   ------------    -----------
     15,592,375     3,799,932    18,611,279     5,666,532      8,457,068      3,315,197
    -----------    ----------   -----------    ----------   ------------    -----------
      6,694,692     2,894,760     8,268,132     2,601,600      9,105,133      5,789,936
    -----------    ----------   -----------    ----------   ------------    -----------
    $22,287,067    $6,694,692   $26,879,411    $8,268,132   $ 17,562,201    $ 9,105,133
    ===========    ==========   ===========    ==========   ============    ===========
    $20,922,008    $5,920,017   $27,592,868    $7,950,387   $ 17,571,962    $ 9,106,065
         14,838         1,153           543            --          1,366             --
        148,018        46,957      (484,024)       18,918        (10,925)        (1,112)
      1,202,203       726,565      (229,976)      298,827           (202)           180
    -----------    ----------   -----------    ----------   ------------    -----------
    $22,287,067    $6,694,692   $26,879,411    $8,268,132   $ 17,562,201    $ 9,105,133
    ===========    ==========   ===========    ==========   ============    ===========
        967,476       260,657     1,651,438       427,096      1,900,755        429,003
        120,806        18,270       224,056        66,234         74,322         35,510
    -----------    ----------   -----------    ----------   ------------    -----------
      1,088,282       278,927     1,875,494       493,330      1,975,077        464,513
        (16,607)       (9,856)     (174,262)      (13,441)    (1,129,387)      (132,107)
    -----------    ----------   -----------    ----------   ------------    -----------
      1,071,675       269,071     1,701,232       479,889        845,690        332,406
        521,224       252,153       737,841       257,952        910,034        577,628
    -----------    ----------   -----------    ----------   ------------    -----------
      1,592,899       521,224     2,439,073       737,841      1,755,724        910,034
    ===========    ==========   ===========    ==========   ============    ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SELECT ADVISORS VARIABLE INSURANCE TRUST
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout the years ended December 31:

                                                               TOUCHSTONE EMERGING GROWTH PORTFOLIO
                                                              ---------------------------------------
                                                               1997       1996       1995     1994(a)
                                                              -------    -------    ------    -------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 12.20    $ 11.27    $10.10    $10.00
                                                              -------    -------    ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                            0.03       0.04      0.11      0.04
Net realized and unrealized gain on investments                  4.06       1.22      1.87      0.06
                                                              -------    -------    ------    ------
  Total from investment operations                               4.09       1.26      1.98      0.10
                                                              -------    -------    ------    ------
Less dividends and distributions to shareholders from:
  Net investment income                                         (0.03)     (0.04)    (0.15)       --
  Realized capital gains                                        (0.86)     (0.29)    (0.66)       --
                                                              -------    -------    ------    ------
TOTAL DIVIDENDS AND DISTRIBUTIONS                               (0.89)     (0.33)    (0.81)       --
                                                              -------    -------    ------    ------
NET ASSET VALUE, END OF PERIOD                                $ 15.40    $ 12.20    $11.27    $10.10
                                                              =======    =======    ======    ======
TOTAL RETURN (b)                                                33.67%     11.16%    19.57%     1.00%
RATIOS AND SUPPLEMENTAL DATA (c):
Net assets at end of period (000's)                           $19,417    $ 5,771    $2,615    $2,020
Ratios to average net assets:
  Net expenses                                                   1.15%      1.15%     1.15%     1.15%
  Net investment income                                          0.27%      0.50%     1.09%     3.67%
  Expenses, without waiver and reimbursement from Sponsor        2.19%      3.22%     3.73%    11.08%
Portfolio Turnover                                                 88%        89%      101%        0%
Average commission rate (d)                                   $0.0572    $0.0568        --        --

Selected data for a share outstanding throughout the years ended December 31:

                                                               TOUCHSTONE INCOME OPPORTUNITY PORTFOLIO
                                                              ------------------------------------------
                                                                1997        1996       1995      1994(a)
                                                              --------    --------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.21     $ 10.09     $ 9.42     $10.00
                                                              -------     -------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                            1.20        1.17       1.22       0.12
Net realized and unrealized gain (loss) on investments           0.11        1.45       0.79      (0.70)
                                                              -------     -------     ------     ------
  Total from investment operations                               1.31        2.62       2.01      (0.58)
                                                              -------     -------     ------     ------
Less dividends and distributions to shareholders from:
  Net investment income                                         (1.19)      (1.17)     (1.34)        --
  Realized capital gains                                        (0.31)      (0.33)        --         --
                                                              -------     -------     ------     ------
TOTAL DIVIDENDS AND DISTRIBUTIONS                               (1.50)      (1.50)     (1.34)        --
                                                              -------     -------     ------     ------
NET ASSET VALUE, END OF PERIOD                                $ 11.02     $ 11.21     $10.09     $ 9.42
                                                              =======     =======     ======     ======
TOTAL RETURN (b)                                                12.03%      27.37%     23.35%     (5.80)%
RATIOS AND SUPPLEMENTAL DATA (c):
Net assets at end of period (000's)                           $26,879     $ 8,268     $2,602     $1,883
Ratios to average net assets:
  Net expenses                                                   0.85%       0.85%      0.85%      0.85%
  Net investment income                                         10.93%      11.85%     12.81%     11.24%
  Expenses, without waiver and reimbursement from Sponsor        1.72%       2.85%      3.54%     11.56%
Portfolio Turnover                                                189%        213%       104%        45%

------------------------------
(a) The Fund commenced operations on November 21, 1994.
(b) Total return would have been lower had certain expenses not been reimbursed or waived during the periods shown. (Note 2)
(c) Ratios are annualized.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary between periods and funds depending on the volume and character of trades executed in various markets where trading practices and commission rate structures may differ.

    The accompanying notes are an integral part of the financial statements.


   TOUCHSTONE INTERNATIONAL EQUITY PORTFOLIO
  -------------------------------------------
    1997        1996        1995     1994(a)
  ---------   ---------   --------   --------
   $ 11.07     $ 10.00     $ 9.51     $10.00
   -------     -------     ------     ------
      0.07        0.06       0.04      --
      1.56        1.08       0.48      (0.49)
   -------     -------     ------     ------
      1.63        1.14       0.52      (0.49)
   -------     -------     ------     ------
     (0.05)      (0.07)     (0.03)        --
     (0.64)         --         --         --
   -------     -------     ------     ------
     (0.69)      (0.07)     (0.03)        --
   -------     -------     ------     ------
   $ 12.01     $ 11.07     $10.00     $ 9.51
   =======     =======     ======     ======
     14.76%      11.47%     15.45%     (4.90)%
   $19,703     $ 8,758     $5,215     $4,757
      1.25%       1.25%      1.25%      1.25%
      0.71%       0.86%      0.46%      1.23%
      3.19%       3.03%      3.69%      5.58%
       149%         90%        86%         0%
   $0.0359     $0.0266         --         --

     TOUCHSTONE BALANCED PORTFOLIO
  ------------------------------------
   1997      1996      1995    1994(a)
  -------   -------   ------   -------
  $ 12.84   $ 11.48   $10.17   $10.00
  -------   -------   ------   ------
     0.31      0.30     0.32     0.05
     2.05      1.60     2.15     0.12
  -------   -------   ------   ------
     2.36      1.90     2.47     0.17
  -------   -------   ------   ------
    (0.32)    (0.30)   (0.37)      --
    (0.89)    (0.24)   (0.79)      --
  -------   -------   ------   ------
    (1.21)    (0.54)   (1.16)      --
  -------   -------   ------   ------
  $ 13.99   $ 12.84   $11.48   $10.17
  =======   =======   ======   ======
    18.61%    16.78%   24.56%    1.70%
  $22,287   $ 6,695   $2,895   $2,034
     0.90%     0.90%    0.90%    0.90%
     2.61%     2.76%    2.87%    4.26%
     2.04%     2.72%    3.46%    8.97%
       86%       75%     124%       3%
  $0.0345   $0.0664       --       --

  TOUCHSTONE STANDBY INCOME PORTFOLIO
  ------------------------------------
   1997      1996      1995    1994(a)
  -------   -------   ------   -------
  $ 10.01   $ 10.02   $10.03   $10.00
  -------   -------   ------   ------
     0.54      0.52     0.56     0.05
    (0.01)    (0.01)   (0.01)    0.03
  -------   -------   ------   ------
     0.53      0.51     0.55     0.08
  -------   -------   ------   ------
    (0.54)    (0.52)   (0.56)   (0.05)
       --        --       --       --
  -------   -------   ------   ------
    (0.54)    (0.52)   (0.56)   (0.05)
  -------   -------   ------   ------
  $ 10.00   $ 10.01   $10.02   $10.03
  =======   =======   ======   ======
     5.41%     5.18%    5.90%    0.30%
  $17,562   $ 9,105   $5,790   $5,013
     0.50%     0.50%    0.50%    0.50%
     5.42%     5.15%    5.59%    4.90%
     1.48%     1.54%    1.73%    3.67%
      251%      143%     159%      56%

SELECT ADVISORS VARIABLE INSURANCE TRUST
Notes to Financial Statements
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Select Advisors Variable Insurance Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of five Portfolios: Emerging Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Income Opportunity Portfolio and Standby Income Portfolio ("Portfolios").

     The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest. The Trust offers shares of beneficial interest of each portfolio to separate accounts of Western-Southern Life Assurance Company ("Western-Southern") as a funding vehicle for certain variable annuity contracts issued by Western-Southern through the separate accounts.

     As of December 31, 1997, Touchstone Advisors, Inc., a subsidiary of Western-Southern, and Western-Southern owned 100% of the outstanding shares of the Trust.

     The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of the significant accounting policies of the
Portfolios:

     a) Investment Valuation. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. Dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith in accordance with procedures established by the Trustees using prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers and general market conditions. All debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

     b) Foreign Currency Translation. The accounting records of the Portfolios are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the statements of operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

     c) Investment Income. Dividend income is recorded on the ex-dividend date for such dividend except that certain dividends from foreign securities where the ex-dividend date has passed are recorded upon notification of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

     d) Dividends and Distributions. Distributions to shareholders for the Emerging Growth Portfolio, International Equity Portfolio, Balanced Portfolio, and Income Opportunity Portfolio are recorded by the Portfolio on the ex-dividend date. It is the policy of the Standby Income Portfolio to record income dividends daily and distribute them monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will

SELECT ADVISORS VARIABLE INSURANCE TRUST
Notes to Financial Statements
--------------------------------------------------------------------------------

result in reclassifications to paid in capital. These differences which may result in distribution reclassifications are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales, paydown gains and losses on certain securities and excise tax regulations. Undistributed net investment income and accumulated net realized gains and losses may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     e) Federal Taxes. Each Portfolio of the Trust is treated as a separate entity for federal income tax purposes. Each Portfolio's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for a federal income tax is necessary. The Standby Income Portfolio has the following capital loss carryforwards that expire as noted below:

                 December 31, 2003                             $1,112
                 December 31, 2005                             $3,712

     Additionally, at December 31, 1997, the following Portfolios have net capital losses attributable to security transactions incurred after October 31, 1997, which are treated as arising on the first day of the Portfolio's next taxable year.

                 International Equity Portfolio                 $ 22,354
                 Balanced Portfolio                             $ 37,583
                 Income Opportunity Portfolio                   $490,314
                 Standby Income Portfolio                       $  6,101

     f) Forward Currency Contracts. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

     Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Trust and the change in the market value is recorded by the Portfolios as unrealized appreciation or depreciation of forward foreign currency contracts. As of December 31, 1997, the following Funds had the following open forward currency contracts:

                                           CONTRACTS TO      IN EXCHANGE                  UNREALIZED
       FUND NAME            MATURITY         DELIVER             FOR           VALUE      GAIN/LOSS
       ---------          -------------    ------------    ---------------    --------    ----------
INTERNATIONAL EQUITY
  PORTFOLIO
Sales                        1/6/98        GBP     583        $    968        $    957     $    11
                             1/2/98        SEK 132,407          17,053          16,684         369
                                                                                           -------
                                                                                           $   380
                                                                                           =======
BALANCED PORTFOLIO
Sales                        3/3/98        AUD 415,000        $281,163        $269,670     $11,493
                             1/9/98        DKK 718,000         107,458         104,879       2,579
                            3/19/98        GBP 122,000         200,495         199,697         798
                                                                                           -------
                                                                                           $14,870
                                                                                           =======

AUD =Australian Dollar, GBP = Great British Pound, SEK = Swedish Krona, DKK = Danish Krone.

     g) Organization Expense. Organization expenses were deferred and are being amortized by each Portfolio on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any redemption by Touchstone Advisors, Inc. or, any other then-current holder of the organizational seed capital shares ("Initial Shares") of the Portfolio, will be reduced by a portion of any unamortized organization expenses of the Portfolio determined by the proportion of the number of the Initial Shares of the Portfolio redeemed to the number of the Initial Shares of the Portfolio outstanding after taking into account any prior redemptions of the Initial Shares of the Portfolio.

SELECT ADVISORS VARIABLE INSURANCE TRUST
Notes to Financial Statements
--------------------------------------------------------------------------------

     h) Securities Transactions. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2.  TRANSACTIONS WITH AFFILIATES

     a) Sponsor. Touchstone Advisors, Inc. ("Sponsor"), a subsidiary of Western-Southern, as sponsor to the Trust, pursuant to a Sponsor Agreement provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Sponsor reserves the right to receive a sponsor fee from each Portfolio on an annual basis up to 0.20% of average daily net assets of that Portfolio. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice. The Sponsor has advised the Trust that it will waive all fees under the Sponsor Agreement through December 31, 1998.

     b) Investment Advisor. The Trust also has an investment advisory agreement with the Sponsor. Under the terms of the investment advisory agreement, each Portfolio pays a fee that is computed daily and paid monthly. For the year ended December 31, 1997, each Portfolio incurred investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of the Portfolio. The Balanced Portfolio's advisory fee changed on May 1, 1997, from 0.70% to 0.80%.

          EMERGING    INTERNATIONAL                  INCOME       STANDBY
           GROWTH        EQUITY        BALANCED    OPPORTUNITY    INCOME
          --------    -------------    --------    -----------    -------
  Rate     0.80%          0.95%         0.77%         0.65%        0.25%

     Fort Washington Investment Advisors, Inc., an affiliate of the Sponsor, is the sub-advisor for the Standby Income Portfolio.

     c) Trustees. Each Trustee who is not an "interested person," (as defined in the Act), of the Trust, receives an aggregate of $5,000 annually, plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses, from the Trust and from Select Advisors Trust A, Select Advisors Trust C, and Select Advisors Portfolios, which are included in separate reports. For the year ended December 31, 1997, the Trust incurred $9,959 in Trustee fees.

3.  EXPENSE REIMBURSEMENTS

     The Sponsor has agreed to waive fees and reimburse each Portfolio so that, following such waiver of fees and reimbursement, the aggregate total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of each Portfolio are not greater, on an annualized basis, than the percentage of average daily net assets of the Portfolio listed below.

                             EMERGING    INTERNATIONAL                  INCOME       STANDBY
                              GROWTH        EQUITY        BALANCED    OPPORTUNITY     INCOME
                             --------    -------------    --------    -----------    --------
  Voluntary expense limit       1.15%         1.25%          0.90%        0.85%         0.50%
  Amount of Reimbursement    $102,973      $247,296       $125,649     $110,959      $107,078

     The Sponsor has advised the trust that it will continue to waive fees and reimburse each portfolio as described above through December 31, 1998.

4.  PURCHASES AND SALES OF INVESTMENT SECURITIES

     Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the period ended December 31, 1997 were as follows:

                          EMERGING      INTERNATIONAL                     INCOME        STANDBY
                           GROWTH          EQUITY         BALANCED      OPPORTUNITY      INCOME
                         -----------    -------------    -----------    -----------    ----------
  Cost of purchases      $18,376,280     $27,002,868     $19,944,975    $47,229,551    $7,713,760
  Proceeds from sales      9,544,004      18,719,039       9,675,798     29,499,769     1,502,093

     Purchase and sales of U.S. government obligations for the period ended December 31, 1997 were as follows:

                          BALANCED     STANDBY INCOME
                         ----------    --------------
  Cost of purchases      $3,880,424      $2,038,234
  Proceeds from sales     1,116,083       2,709,760

SELECT ADVISORS VARIABLE INSURANCE TRUST
Notes to Financial Statements
--------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

     Pursuant to Section 852 of the Internal Revenue Code, the Portfolios designate the following capital gain dividends for the year ended December 31, 1997.

                           EMERGING    INTERNATIONAL                  INCOME
                            GROWTH        EQUITY        BALANCED    OPPORTUNITY
                           --------    -------------    --------    -----------
28% Rate gains             $ 60,808      $242,458       $ 92,841      $23,661
20% Rate gains             $157,210      $327,221       $398,119      $13,550

SELECT ADVISORS VARIABLE INSURANCE TRUST
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Investors and Trustees of
the Select Advisors Variable Insurance Trust:

We have audited the accompanying statements of assets and liabilities of the Select Advisors Variable Insurance Trust (consisting of the Emerging Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Income Opportunity Portfolio and Standby Income Portfolio), including the schedules of investments, as of December 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended and for the period from November 21, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Select Advisors Variable Insurance Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Select Advisors Variable Insurance Trust as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from November 21, 1994 (commencement of operations) to December 31, 1994, in conformity with generally accepted accounting principles.



                                          COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 13, 1998